INTANGIBLE ASSET (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Apr. 30, 2013
Amortization	$ 25,000	$ 16,666	$ 50,000	$ 16,666	$ 66,666	$ 0